Income Taxes (Components Of Income Tax (Benefit) Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current federal income taxes	$ 25	$ (97)	$ (100)
Deferred federal income taxes	(255)	(365)	(520)
Total federal income taxes	(230)	(462)	(620)
Current state income taxes	8	(9)	3
Deferred state income taxes	(7)	(1)	(5)
Total state income taxes	1	(10)	(2)
Current foreign income taxes	329	191	180
Deferred foreign income taxes	(82)	33	27
Total foreign income taxes	247	224	207
Total provision (benefit) for income taxes	$ 18	$ (248)	$ (415)